Common Stock - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 10, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Value of common stock	$ 100,000,000
Net proceeds to Company			$ 35,396,000	$ 405,000	$ 1,635,000
Common stock issued through Stock Incentive Plan, Restricted Stock/Unit Plan, and Management Incentive Plan			209,000
BNY Mellon Capital Markets, LLC [Member]
Common stock sold through agent		0	645,225
Net proceeds to Company			$ 35,167,584
Agent commissions			355,228
Common stock available for sale under the program		$ 64,477,188	$ 64,477,188